Shareholders’ equity (deficiency) and redeemable convertible preferred shares - Schedule of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options [Roll Forward]
Outstanding at December 31, 2020 (in shares)	30,834,504	27,377,797
Options, grants in period (in shares)	70,678	9,909,539
Exercised (in shares)	2,626,573	693,101
Forfeited (in shares)	2,790,712	5,759,731
Outstanding at 31 December 2021 (in shares)	25,487,897	30,834,504	27,377,797
Exercisable at 31 December 2021 (in shares)	16,158,817	13,828,828
Weighted- average exercise price
Options outstanding, Weighted average exercise price per share - December 31 2020 (in USD per share)	$ 2.724	$ 3.033
Options granted, Weighted average exercise price per share (in USD per share)	5.036	2.215
Options exercised, Weighted average exercise price per share (in USD per share)	2.661	2.238
Options forfeited, Weighted average exercise price per share (in USD per share)	2.874	3.485
Options outstanding, Weighted average exercise price per share - December 31 2021 (in USD per share)	2.837	2.724	$ 3.033
Options exercisable, Weighted average exercise price per share (in USD per share)	$ 2.643	$ 2.618
Weighted- average remaining contractual term (in years)
Options outstanding, Weighted average remaining contractual term	7 years 10 days	8 years 1 month 20 days	8 years 7 months 2 days
Options exercisable, Weighted average remaining contractual term	6 years 5 months 12 days	5 years 8 months 12 days